Results by business segment (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Disclosure of operating segments

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,653	$2,993	$–	$(44)	$4,043	$104	$19,749	$14,375	$4,058	$1,316
Non-interest income	5,212	9,150	5,710	2,389	4,245	(453)	26,253	14,037	6,411	5,805
Total revenue	17,865	12,143	5,710	2,345	8,288	(349)	46,002	28,412	10,469	7,121
Provision for credit losses	1,448	117	–	–	299	–	1,864	1,512	282	70
Insurance policyholder benefits, claims and acquisition expense	–	–	4,085	–	–	–	4,085	2,800	–	1,285
Non-interest expense	7,768	8,813	606	1,725	5,096	131	24,139	12,175	7,994	3,970
Net income (loss) before income taxes	8,649	3,213	1,019	620	2,893	(480)	15,914	11,925	2,193	1,796
Income taxes (recoveries)	2,247	663	213	145	227	(452)	3,043	2,748	133	162
Net income	$6,402	$2,550	$806	$475	$2,666	$(28)	$12,871	$9,177	$2,060	$1,634
Non-interest expense includes:
Depreciation and amortization	$632	$593	$48	$143	$408	$–	$1,824	$1,176	$486	$162
Impairment of other intangibles	–	–	–	44	2	64	110	20	54	36

Total assets	$481,720	$106,579	$19,012	$144,406	$634,313	$42,905	$1,428,935	$753,142	$399,792	$276,001
Total assets include:
Additions to premises and equipment and intangibles	$4 08	$565	$44	$142	$491	$6 21	$2,2 71	$1,3 26	$669	$276

Total liabilities	$481,745	$106,770	$19,038	$144,378	$634,126	$(40,747)	$1,345,310	$669,543	$399,800	$275,967

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2), (3)	$11,776	$2,602	$–	$297	$3,328	$(51)	$17,952	$13,076	$3,616	$1,260
Non-interest income (3)	5,140	8,324	4,279	2,294	5,070	(483)	24,624	12,698	6,080	5,846
Total revenue	16,916	10,926	4,279	2,591	8,398	(534)	42,576	25,774	9,696	7,106
Provision for credit losses	1,273	(15)	–	1	48	–	1,307	1,259	41	7
Insurance policyholder benefits, claims and acquisition expense	–	–	2,676	–	–	–	2,676	1,347	–	1,329
Non-interest expense	7,526	8,070	602	1,617	4,960	58	22,833	11,634	7,322	3,877
Net income (loss) before income taxes	8,117	2,871	1,001	973	3,390	(592)	15,760	11,534	2,333	1,893
Income taxes (recoveries)	2,089	606	226	232	613	(437)	3,329	2,661	402	266
Net income	$6,028	$2,265	$775	$741	$2,777	$(155)	$12,431	$8,873	$1,931	$1,627
Non-interest expense includes:
Depreciation and amortization	$579	$544	$36	$124	$363	$–	$1,646	$1,102	$389	$155
Impairment of other intangibles	–	–	–	1	1	4	6	4	1	1

Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734	$680,276	$384,921	$269,537
Total assets include:
Additions to premises and equipment and intangibles	$279	$431	$45	$187	$442	$579	$1,963	$1,196	$503	$264

Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779	$600,619	$384,816	$269,344

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)
Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.